Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ 4,819	29,170	92,499	69,425	$ 1,220	7,387	38	(1,880)
Net cash generated from (used in) investing activities	8,583	51,965	(124,869)	(35,334)	(19,168)	(116,035)	511	(689)
Net cash generated from (used in) financing activities	72,095	436,440	(5)	(2,830)	79,274	479,896	2,302	(1,596)
Effect of exchange rate changes on cash and cash equivalents	(795)	(4,812)			(795)	(4,812)
Net increase (decrease) in cash and cash equivalents	84,702	512,763	(32,375)	31,261	60,531	366,436	2,851	(4,165)
Cash and cash equivalents at beginning of the year	5,213	31,555	63,930	32,669	578	3,500	649	4,814
Cash and cash equivalents at end of the year	$ 89,915	544,318	31,555	63,930	$ 61,109	369,936	3,500	649